Summary of Significant Accounting Policies - Current Taxes and Other (Details)	12 Months Ended
Dec. 31, 2020 component
Disclosure of significant accounting policies [abstract]
Tax loss carry forwards up to annual taxable income	30.00%
Applicable tax rate on taxable profit base	15.00%
Applicable tax rate, corporate income tax IRPJ	10.00%
Applicable tax rate, social contribution tax CSLL	9.00%
Percentage of entity's lease transactions denominated in USD	99.40%
Cost allocation, initial recognition of ROU assets, number of major components	5
Frequent flyer program revenue, expiration period of points	2 years